UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   601 Union Street, Suite 3900
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew C. Rudolf
Title:     Managing Director
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Matthew C. Rudolf          Seattle, Washington            November 15, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      78

Form 13F Information Table Value Total:      $150,088


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- -------- ---------- ----------------- ---------- -------- --------------------
                                                      VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER     TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------- --------------- -------- --------- -------- --- ---- ---------- -------- ------ ------ ------
BAYER AG                            SP ADR 072730302      424    24100  SH          Sole              24100
ALBANY INTL CORP CL A               COM    012348108     1265    66653  SH          Sole              66653
ALLSTATE CORP                       COM    020002101      444    12500  SH          Sole              12500
AMERICAN RETIREMENT Corp.           SDCV 5.028913aa9     2074  2100000  PRN         Sole                          2100000
AMGEN INC COM                       COM    031162100     6517   156280  SH          Sole             156280
ANNUITY & LIFE RE HOLDINGS TD       ORD    g03910109     8708  2073300  SH          Sole            2073300
AOL TIME WARNER Inc.                COM    00184A105     1459   124700  SH          Sole             124700
ARCHER DANIELS MIDLAND              COM    03948310      1791   143200  SH          Sole             143200
ARV ASSISTED LIVING                 COM    00204C107     3295  1039400  SH          Sole            1039400
AUSPEX SYSTEMS INC                  COM    052116100      277   711400  SH          Sole             711400
BARRICK GOLD CORP                   COM    067901108    15132   973100  SH          Sole             973100
BOEING CO COM                       COM    097023105     1164    34103  SH          Sole              34103
BP PLC                              COM    055622104      291     7296  SH          Sole               7296
BURLINGTON RES INC COM              COM    122014103      884    23050  SH          Sole              23050
CARDIMA INC.                        COM    14147M106       82    98100  SH          Sole              98100
CATERPILLAR INC DEL                 COM    149123101      372    10000  SH          Sole              10000
CHARTER COMMUNICATIONS, INC         Note 4.16117mac1      429  1000000  PRN         Sole                          1000000
CHEVRON TEXACO CORP.                COM    166764100     2001    28900  SH          Sole              28900
CITIGROUP INC                       COM    172967101      492    16600  SH          Sole              16600
COMPUTER TASK GROUP                 COM    205477102       36    11200  SH          Sole              11200
COST-U-LESS INC                     COM    221492101       68    73600  SH          Sole              73600
DETREX CORP                         COM    250685104      900   224970  SH          Sole             224970
DIAMONDS TR                         UNIT SE25278710      3786    49810  SH          Sole              49810
DIGENE CORP                         COM    253752109      433    54800  SH          Sole              54800
DIME TRACKING WARRANTS              *W EXP 25429Q110        2    21000  SH          Sole              21000
EQUITY RESIDENT PPTYS SH BEN INT    COM    29476L107     1512    63175  SH          Sole              63175
ERICSSON L M TEL CO ADR CL B SEK10  ADR CL 294482130        7    20000  SH          Sole              20000
EXXON MOBIL CORP                    COM    30231G102      698    21874  SH          Sole              21874
FRISCO BAY INDS LTD                 COM    358751105     1236   142850  SH          Sole             142850
GEMSTAR TV GUIDE INTL INC           COM    36866w106      196    77700  SH          Sole              77700
GENERAL DYNAMICS CORP COM           COM    369550108     5075    62400  SH          Sole              62400
GENERAL ELEC CO COM                 COM    369604103      619    25100  SH          Sole              25100
GRUPO TRANS MARITIMA MEXICANA, SA   SP ADR 40051D105      995   162900  SH          Sole             162900
HCA INC                             COM    404119109     2047    43000  SH          Sole              43000
HONEYWELL                           COM    438516106     1954    90200  SH          Sole              90200
HRPT PROPERTIES TRUST               COM    40426W101     1605   194600  SH          Sole             194600
HUGOTON RTY TR TEX                  COM    444717102     2642   229500  SH          Sole             229500
HUMANA INC COM                      COM    444859102     3735   301200  SH          Sole             301200
INCYTE GENOMICS  INC                Note 5.45337cac6      669  1000000  PRN         Sole                          1000000
INCYTE PHARMACEUTICALS COM          COM    45337C102      451    97200  SH          Sole              97200
INNOVATIVE GAMING CORP OF AMERICA   COM    45764F305       13    17720  SH          Sole              17720
JAPAN EQUITY FUND INC               COM    471057109      117    28000  SH          Sole              28000
KOREA ELECTRIC POWER CORP.          SP ADR 500631106     3764   403400  SH          Sole             403400
LIBERTY FINL COS INC                COM    53051210      1655   230500  SH          Sole             230500
MAGNUM HUNTER RESOURCES INC         COM    55972F203     1778   338700  SH          Sole             338700
MCDONALDS CORP                      COM    580135101     1718    97300  SH          Sole              97300
MICROSOFT CORP COM                  COM    594918104    26014   594740  SH          Sole             594740
NEW CENTURY EQUITY HOLDINGS, Inc.   COM    64353J107       70   219800  SH          Sole             219800
NEWMONT MINING CORP COM             COM    651639106     4693   170600  SH          Sole             170600
ON ASSIGNMENT INC                   COM    682159108      606    73300  SH          Sole              73300
ORASURE TECHNOLOGIES INC            COM    68554V108      461   103800  SH          Sole             103800
PE CORP CELERA GENOMICS GRP         COM    038020202     1140   143394  SH          Sole             143394
PHILIP MORRIS COS INC COM           COM    718154107      233     6000  SH          Sole               6000
PLACER DOME INC                     COM    725906101     7781   852300  SH          Sole             852300
PLUM CREEK TIMBER CO Inc. REIT      COM    729251108     4261   188450  SH          Sole             188450
PRIME HOSPITALITY CORP COM          COM    741917108     1062   129500  SH          Sole             129500
PUTNAM MASTR INTR INCM SH BEN INT   SH BEN 746909100     1153   180750  SH          Sole             180750
QUIPP INC COM                       COM    748802105      559    58181  SH          Sole              58181
RAYTHEON CO                         COM    75511150      2921    99700  SH          Sole              99700
READERS DIGEST ASSN                 CL A NO755267101     2632   168150  SH          Sole             168150
RITE AID CORP                       COM    767754104      416   198000  SH          Sole             198000
ROYAL DUTCH PETE CO                 NY REG 780257804     2613    65050  SH          Sole              65050
S&P DEPOSITARY RECEIPTS (SPDR)      UNIT SE78462F103     1391    17008  SH          Sole              17008
SCHWAB CHARLES CP NEW               COM    808513105      111    12800  SH          Sole              12800
SPRINT CORP (PCS GROUP)             COM    852061506      196   100000  SH          Sole             100000
STRYKER CORP COM                    COM    863667101      461     8000  SH          Sole               8000
TEGAL CORP                          COM    879008100       88   225000  SH          Sole             225000
TEXAS INDUSTRIES INC                COM    882491103     1340    55200  SH          Sole              55200
TOPPS INC                           COM    890786106      517    60000  SH          Sole              60000
TRIARC COS INC CL A                 COM    895927101      887    39108  SH          Sole              39108
TRIPATH IMAGING INC                 COM    89694210       135    60000  SH          Sole              60000
UNITED RENTALS INC.                 COM    911363109      253    30000  SH          Sole              30000
US BANCORP DEL COM                  COM    902973106      438    23547  SH          Sole              23547
VAN KAMPEN NY QUALITY MUNI TR       COM    920922101      210    12700  SH          Sole              12700
VERAMARK TECHNOLOGOES INC           COM    923351100      242   637500  SH          Sole             637500
VOLT INFORMATION SCIENCES INC       COM    928703107      360    23758  SH          Sole              23758
WASHINGTON MUT INC COM              COM    939322103     1917    60903  SH          Sole              60903
ZWEIG TOTAL RETURN FUND INC         COM    98983710       114    19200  SH          Sole              19200